Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	84 Months Ended	93 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Virtus Westchester Credit Event Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Credit Event Fund (Class A/WCFRX) at NAV
Average Annual Return, Percent	[1]	6.84%	6.60%	5.95%
Virtus Westchester Credit Event Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Credit Event Fund (Class I/WCFIX) at NAV
Average Annual Return, Percent	[1]	7.10%	6.83%	6.20%
Virtus Westchester Event-Driven Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Event-Driven Fund (Class A/WCERX) at NAV
Average Annual Return, Percent	[1]	3.02%	2.63%		4.16%
Virtus Westchester Event-Driven Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Event-Driven Fund (Class I/WCEIX) at NAV
Average Annual Return, Percent	[1]	3.26%	2.87%			3.58%
Without Sales Load [Member] | Virtus Westchester Credit Event Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Credit Event Fund (Class A/WCFRX) at POP
Average Annual Return, Percent	[2],[3]	0.96%	5.40%	5.10%
Without Sales Load [Member] | Virtus Westchester Event-Driven Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Event-Driven Fund (Class A/WCERX) at POP
Average Annual Return, Percent	[2],[3],[4]	(2.65%)	1.47%		3.40%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	0.97%	1.23%	1.35%
ICE BofA U.S. Treasury Bill 3 Month Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Treasury Bill 3 Month Index
Average Annual Return, Percent		5.25%	2.46%	2.35%	2.22%	1.77%

[1]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[2]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.